Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Cash disposed	$ 0	$ 24	$ 0
Cash acquired from acquisition	249	4	39
Dividends paid to non-controlling shareholders	$ 187	$ 162	$ 331